Revenues - Disaggregation of Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Revenues	$ 1,986	$ 2,120
Accrued for indemnified amount receivable	126
Reduction due to withdrawal of variable toll disputes	10
Intra-Alberta & Other
Disaggregation of Revenue [Line Items]
Withdrawal of variable toll disputes	169
Capacity arrangements and transportation and other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	1,465	1,662
Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	1,634	1,662
Capacity arrangements and transportation | Intra-Alberta & Other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	18	24
Other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	(169)	0
Marketing activities
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	403	453
Other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	$ 118	$ 5